SHAREHOLDERS' DEFICIT (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 Vote Classes $ / shares shares	Dec. 31, 2025 Vote Classes $ / shares shares	Jun. 10, 2026 shares	Dec. 31, 2024 $ / shares shares
SHAREHOLDERS’ DEFICIT [Abstract]
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000		1,000,000
Preference shares, shares issued (in Shares)	0	0		0
Preference shares, shares outstanding (in Shares)	0	0		0
Voting rights per share (in Vote) | Vote	1	1
Number of Classes of Board of Directors (in Classes) | Classes	3	3
Tenure of board of directors	3 years	3 years
Number of Classes of Board of Directors Elected Each Year (in Classes) | Classes	1	1
Stock conversion basis percentage	20.00%	20.00%
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	479,000,000	479,000,000		479,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares)	286,250	286,250		286,250
Ordinary shares, shares outstanding (in Shares)	286,250	286,250		286,250
Ordinary shares subject to possible redemption (in Shares)	7,870,992	8,625,000	754,008	8,625,000
Stock conversion ratio	1	1
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000		20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued (in Shares)	2,156,250	2,156,250		2,156,250
Ordinary shares, shares outstanding (in Shares)	2,156,250	2,156,250		2,156,250
Stock conversion ratio	1	1
Minimum [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Percentage of Holding Shares that are Entitled to Vote and Voted		50.00%
Percentage of holding shares that entitled to vote and voted	50.00%